Income Taxes - Details of Income Tax Expense (Benefit) Recognized in Profit (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense
Current year	₩ 167,394	₩ 512,123	₩ 361,237
Adjustment for prior years	82,225
Current tax expense (income) and adjustments for current tax of prior periods	249,619	512,123	361,237
Deferred tax expense (benefit)
Origination and reversal of temporary differences	(226,360)	(104,835)	(49,190)
Change in unrecognized deferred tax assets	64,818	(11,708)	72,678
Deferred tax expense (benefit)	(161,542)	(116,543)	23,488
Actual income tax expense	₩ 88,077	₩ 395,580	₩ 384,725